                          PRUDENTIAL DIVERSIFIED FUNDS

                 PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND
                   PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND
                     PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND

                        Supplement dated February 9, 2001
                     to the Prospectus dated October 5, 2000

RISK/RETURN SUMMARY

     1. On page 4 of the Prospectus, under the heading "Investment Objectives and Principal Strategies -- How Are the Funds Managed? -- Conservative Growth Fund," replace the Fund's asset allocation table with the following:

CONSERVATIVE GROWTH FUND

                              TARGET
                           ALLOCATION OF    ASSET        PRIMARY INVESTMENT
        ADVISER            FUND'S ASSETS    CLASS           TYPE/STYLE
--------------------------------------------------------------------------------
Jennison Associates LLC          15%       Equities   Growth-oriented, focusing
(Jennison)                                            on large-cap stocks


Jennison                         15%       Equities   Value-oriented, focusing
                                                      on large-cap stocks

Franklin Advisers, Inc.           5%       Equities   Growth-oriented, focusing
(Franklin)                                            on small-cap and mid-cap
                                                      stocks

The Dreyfus Corporation           5%       Equities   Value-oriented, focusing
(Dreyfus)                                             on small-cap and mid-cap
                                                      stocks

Pacific Investment               40%       Fixed      High-quality debt
Management Company                         Income     instruments
(PIMCO)

The Prudential                   20%       Fixed      High-yield debt, including
Investment Corporation                     Income     junk bonds and emerging
(PIC)                                                 market debt


     2. On page 5 of the Prospectus, under the heading "Investment Objectives and Principal Strategies -- How Are the Funds Managed? -- Conservative Growth Fund," replace the first sentence of the second paragraph with the following:

          The Fund will normally invest approximately 60% of its total assets in DEBT OBLIGATIONS of varying credit quality, including securities issued or guaranteed by the U.S. GOVERNMENT and its agencies and debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES and FOREIGN GOVERNMENTS and their agencies.

RISK/RETURN SUMMARY

     3. On page 6 of the Prospectus, under the heading "Investment Objectives and Principal Strategies -- How Are the Funds Managed? -- Moderate Growth Fund," replace the Fund's asset allocation table with the following:

MODERATE GROWTH FUND

                              TARGET
                           ALLOCATION OF    ASSET        PRIMARY INVESTMENT
        ADVISER            FUND'S ASSETS    CLASS           TYPE/STYLE
--------------------------------------------------------------------------------
Jennison                       20%       Equities       Growth-oriented, focusing
                                                        on large-cap stocks

Jennison                       20%       Equities       Value-oriented, focusing
                                                        on large-cap stocks

Franklin                      7.5%       Equities       Growth-oriented, focusing
                                                        on small-cap and mid-cap
                                                        stocks

Dreyfus                       7.5%       Equities       Value-oriented, focusing
                                                        on small-cap and mid-cap
                                                        stocks

Lazard Asset Management
(Lazard)                       10%       International  Stocks of foreign
                                         Equities       companies


PIMCO                         20%        Fixed          High-quality debt
                                         Income         instruments

PIC                           15%        Fixed          High-yield debt,
                                         Income         including junk bonds and
                                                        emerging market debt




     4. On page 7 of the Prospectus, under the heading "Investment Objectives and Principal Strategies -- How Are the Funds Managed? -- Moderate Growth Fund," replace the first sentence of the first full paragraph with the following:

            The Fund will normally invest approximately 35% of its total assets in DEBT OBLIGATIONS of varying credit quality, including securities issued or guaranteed by the U.S. GOVERNMENT and its agencies and debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES and FOREIGN GOVERNMENTS and their agencies.

RISK/RETURN SUMMARY

     5. On page 8 of the Prospectus, under the heading "Investment Objectives and Principal Strategies -- How Are the Funds Managed? -- High Growth Fund," replace the Fund's asset allocation table with the following:

HIGH GROWTH FUND

                    TARGET
                 ALLOCATION OF     ASSET               PRIMARY INVESTMENT
ADVISER          FUND'S ASSETS     CLASS                   TYPE/STYLE
--------------------------------------------------------------------------------
Jennison           25%            Equities           Growth-oriented, focusing
                                                     on large-cap stocks

Jennison           25%            Equities           Value-oriented, focusing
                                                     on large-cap stocks



Franklin           15%            Equities           Growth-oriented, focusing
                                                     on small-cap and mid-cap
                                                     stocks





Dreyfus            15%            Equities           Value-oriented, focusing
                                                     on small-cap and mid-cap
                                                     stocks



Lazard             20%           International       Stocks of foreign companies
                                 Equities

INVESTMENT OBJECTIVES AND POLICIES

     6. On page 18 of the Prospectus, under the heading "Investment Objectives and Policies -- Conservative Growth Fund -- Fixed Income Portion," replace the first paragraph with the following:

            In pursuing our objective, we normally invest approximately 60% of the Fund's total assets in debt obligations of varying credit quality, including securities issued or guaranteed by the U.S. GOVERNMENT and its agencies and debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES and FOREIGN GOVERNMENTS and their agencies.

     7. On page 22 of the Prospectus, under the heading "Investment Objectives and Policies -- Moderate Growth Fund -- Fixed Income Portion," replace the first paragraph with the following:

            In pursuing our objective, we normally invest approximately 35% of the Fund's total assets in debt obligations of varying credit quality, including securities issued or guaranteed by the U.S. GOVERNMENT and its agencies and debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES and FOREIGN GOVERNMENTS and their agencies.

     8. On pages 19, 21 and 23 of the Prospectus, under the heading "Investment Objectives and Policies -- Equity Portion," with respect to each Fund, replace the paragraph referring to PIC's focus on value-oriented stocks of large companies with the following:

            JENNISON focuses on STOCKS OF LARGE COMPANIES, using a VALUE INVESTMENT STYLE. Jennison selects stocks that it believes are undervalued and have an above-average potential to increase in price. Jennison looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. Jennison will consider selling a stock if it has increased in value to the point where Jennison no longer considers it to be undervalued.

HOW THE TRUST IS MANAGED

     9. On page 38 of the Prospectus, under the heading "Advisers and Portfolio Managers," amend the table relating to fees paid to Advisers by deleting the footnote.